Transactions with Related Parties	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Transactions with Related Parties
2 2 .	TRANSACTIONS WITH RELATED PARTIES
Balances and transactions between the Company and its subsidiaries have been eliminated upon consolidation and are not disclosed in this note. Besides information disclosed elsewhere in the other notes, details of transactions between the Group and other related parties are disclosed below.
Compensation of Key Management Personnel

	For the nine months ended September 30
	2018	2019
Short-term employee benefits	$2,081,781	$1,643,168
Post-employment benefits	111,131	80,762
Share-based payments recognized (reversed)	1,578,128	(227,159)

	$3,771,040	$1,496,771

The remuneration of directors and key executives was determined by the remuneration committee based on the performance of individuals and market trends
.